Acquisitions (Schedule Of Business Acquisition) (Details) (Virginia Savings Bank [Member], USD $) In Thousands, unless otherwise specified	May 31, 2012
Virginia Savings Bank [Member]
Business Acquisition [Line Items]
Cash	$ 4,672
Common stock	7,723
Purchase price	12,395
Cash and cash equivalents	24,943
Investments	14,082
Loans	73,463
Premises and equipment	5,158
Other assets	8,799
Total identifiable assets	126,445
Deposits	122,723
Other liabilities	698
Total identifiable liabilities	123,421
Net identifiable assets	3,024
Goodwill	8,098
Core deposit intangible	$ 1,273